Lease right-of-use assets and lease liabilities (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lease Right-of-use Assets And Lease Liabilities
Equipment lease	$ 77,519	$ 77,519
Less accumulated amortization	(74,167)	(69,895)
Finance right of use asset	$ 3,352	$ 7,624